Basis of Preparation of Half-Year Report - Schedule of Operating Lease Liability (Details) - AUD ($)	6 Months Ended
	Dec. 31, 2019	Jul. 02, 2019	Jun. 30, 2019
Basis Of Preparation Of Half-year Report
Operating lease commitments disclosed as at 30 June 2019	$ 487,837
Discounted using the lessee's incremental borrowing rate of at the date of initial application	461,358
Lease liability recognised as at 1 July 2019	461,358
Current lease liabilities	224,780	$ 209,887
Non-current lease liabilities	137,307	$ 251,471
Right of use of assets increased by	446,645
Lease liabilities increased by	461,358
The net impact on retained earnings on 1 July 2019 was a decrease of	$ 14,712